Income Taxes (Schedule of Current and Deferred Income Tax Expense (Benefit)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Current
Domestic	¥ 52,982	¥ 36,993	¥ 27,180
Foreign	70,292	53,659	114,259
Current income tax expense (benefit), Total	123,274	90,652	141,439
Deferred
Domestic	299,725	297,989	(293,849)
Foreign	16,901	18,399	(107,518)
Deferred income tax expense (benefit), Total	316,626	316,388	(401,367)
Income tax expense (benefit)	439,900	407,040	(259,928)
Income Tax Expense (Benefit) Reported in Equity Relating to
Investment securities	(193,657)	350,507	(585,322)
Derivatives qualifying for cash flow hedges	(2,250)	(3,295)	2,725
Pension liability adjustments	(69,139)	157,720	(288,856)
Foreign currency translation adjustments	2,007	2,594	(15,004)
Income tax expense (benefit) reported in equity, Total	(263,039)	507,526	(886,457)
Income tax expense (benefit)	¥ 176,861	¥ 914,566	¥ (1,146,385)